                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/06

             Date of Reporting Period:  Fiscal year ended 10/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

4TH ANNUAL SHAREHOLDER REPORT

October 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Two Months Ended		Period Ended
	2006		2005		10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$11.10		$10.69		$10.53		$10.00
Income From Investment Operations:
Net investment income	0.38		0.37		0.06		0.41	[3]
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.96		0.42		0.16		0.47
TOTAL FROM INVESTMENT OPERATIONS	1.34		0.79		0.22		0.88
Less Distributions:
Distributions from net investment income	(0.35)		(0.38)		(0.06)		(0.35)
Net Asset Value, End of Period	$12.09		$11.10		$10.69		$10.53
Total Return [4]	12.31%		7.49%		2.13%		8.92%

Ratios to Average Net Assets:
Net expenses	1.00	% [5]	0.80	% [5]	0.55	% [6]	0.31	% [6]
Net investment income	3.32%		3.44%		3.48	% [6]	4.30	% [6]
Expense waiver/reimbursement [7]	0.45%		0.67%		1.23	% [6]	1.45	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$465,673		$314,215		$140,170		$122,672
Portfolio turnover	42%		9%		17%		39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.00% and 0.80% after taking into account these expense reductions for the years ended October 31, 2006 and October 31, 2005, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Two Months Ended		Period Ended
	2006		2005		10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$11.10		$10.69		$10.53		$10.00
Income From Investment Operations:
Net investment income	0.29		0.27		0.04		0.32	[3]
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts	0.97		0.42		0.17		0.47
TOTAL FROM INVESTMENT OPERATIONS	1.26		0.69		0.21		0.79
Less Distributions:
Distributions from net investment income	(0.27)		(0.28)		(0.05)		(0.26)
Net Asset Value, End of Period	$12.09		$11.10		$10.69		$10.53
Total Return [4]	11.48%		6.53%		1.97%		7.99%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.70	% [5]	1.55	% [6]	1.31	% [6]
Net investment income	2.58%		2.56%		2.48	% [6]	3.27	% [6]
Expense waiver/reimbursement [7]	0.45%		0.52%		0.98	% [6]	1.20	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$70,323		$57,182		$34,834		$31,700
Portfolio turnover	42%		9%		17%		39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.75% and 1.70% after taking into account these expense reductions for the years ended October 31, 2006 and October 31, 2005, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Two Months Ended		Period Ended
	2006		2005		10/31/2004	[1]	8/31/2004	[2]
Net Asset Value, Beginning of Period	$11.10		$10.68		$10.52		$10.00
Income From Investment Operations:
Net investment income	0.29		0.27		0.04		0.32	[3]
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.97		0.43		0.17		0.46
TOTAL FROM INVESTMENT OPERATIONS	1.26		0.70		0.21		0.78
Less Distributions:
Distributions from net investment income	(0.27)		(0.28)		(0.05)		(0.26)
Net Asset Value, End of Period	$12.09		$11.10		$10.68		$10.52
Total Return [4]	11.48%		6.63%		1.97%		7.90%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.70	% [5]	1.55	% [6]	1.31	% [6]
Net investment income	2.57%		2.56%		2.48	% [6]	3.28	% [6]
Expense waiver/reimbursement [7]	0.45%		0.52%		0.98	% [6]	1.20	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$122,419		$79,891		$42,816		$38,500
Portfolio turnover	42%		9%		17%		39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.75% and 1.70% after taking into account these expense reductions for the years ended October 31, 2006 and October 31, 2005, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2006	Ending Account Value 10/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,063.00	$5.20
Class B Shares	$1,000	$1,059.90	$9.09
Class C Shares	$1,000	$1,059.90	$9.09
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$5.09
Class B Shares	$1,000	$1,016.38	$8.89
Class C Shares	$1,000	$1,016.38	$8.89

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period ended October 31, 2006, was 12.31% for Class A Shares, 11.48% for Class B Shares and 11.48% for Class C Shares. These returns were greater than the 7.62% total return of the Lipper Mixed Asset Target Allocation-Conservative Funds Average. 1

The fund's investment strategy focused on income earning investments, specifically high-quality, dividend-paying stocks and intermediate to long-term tax-exempt municipal bonds to achieve the fund's primary income objective and secondary capital appreciation objective. The most significant factors affecting the fund's performance during the reporting period were: (a) the fund's allocation between stocks and tax-exempt municipal bonds; (b) the selection of equity securities of similar issuers (referred to as sectors); (c) the selection of tax-exempt municipal securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities), different credit characteristics or different structural attributes; and (d) the effective duration of the fund's tax-exempt municipal bond portfolio.

The following discussion will focus on the performance of the fund's Class A Shares. The 12.31% total return of the Class A Shares for the reporting period consisted of 8.92% in price appreciation and 3.39% in reinvested dividends.

1 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. Investments cannot be made directly in an average. The total return for the 12-month reporting period for the fund's benchmark indexes, the Lehman Brothers Municipal Bond Index ("LBMB") and the Russell 1000 Value Index ("RU1000"), were 21.46% and 5.75%, respectively. The LBMB is a broad market performance benchmark for the tax-exempt bond market. As of October 2006, approximately 38,850 bonds were included in the index with a market value of $977 billion. To be included in this index, bonds must have a minimum credit rating of at least Baa3/BBB-, an outstanding par value of at least $7 million, be issued as part of a transaction of at least $75 million that took place after December 31, 1990 and have at least one year of remaining maturity. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. The RU1000 measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. These indexes are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LBMB or RU1000.

MARKET OVERVIEW

During the 12-month reporting period, the equity markets rebounded as fears of inflation and rising interest rates subsided, and as positive momentum in the U.S. economy led to improved earnings and increased optimism. The equity market's strength also was based upon the optimistic belief that the economic slowdown would not lead to a recession but would require the Federal Reserve Board (the "Fed") to cut interest rates in early 2007.

The S&P 500 Index 2 returned 16.34% for the reporting period. In general, stocks with larger market capitalizations underperformed small capitalization stocks and cyclically driven stocks outperformed stocks with consumer exposure. Strong performance in the Telecommunication Services, Health Care and Materials sectors dominated weak performance in the Utilities and Information Technology sectors during the reporting period.

In the fixed-income markets, the Federal Open Market Committee of the Fed raised the Federal Funds Target Rate to 5.25% by the end of June 2006, and then held the Federal Funds Target Rate steady through the end of the period. The steady Federal Funds Target Rate, combined with indications of slowing economic growth, fueled a sharp drop in market interest rates during the final months of the 12-month reporting period.

The 10-year U.S. Treasury yield ranged from 4.33% to 5.25%, ending the reporting period at 4.60%, up only 5 basis points relative to a year earlier. Municipal Market Data (MMD) 3 10-year "AAA" tax-exempt municipal yields also fluctuated, but ended the period at 3.64%, down 28 basis points. The decline in yields was larger for long-term, tax-exempt municipal securities, with the MMD 30-year, tax-exempt municipal yield falling 52 basis points to 4.07%. A decline in tax-exempt municipal supply in the face of steady to rising demand resulted in favorable relative tax-exempt municipal bond returns. The tax-exempt municipal yield curve--the difference between 1-year and 30-year MMD yields--flattened to 59 basis points at period end, down from a slope of 159 basis points a year ago. Within the tax-exempt municipal market, long-term bonds outperformed intermediate and short-term securities as the yield curve flattened, and lower credit-quality securities outperformed high-quality securities as credit spreads narrowed.

2 The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made directly in an index.

3 MMD is a market data provider that produces daily generic yield curves of investment-grade municipal bonds based on a survey of municipal securities dealers and observed trades. The MMD "AAA" yield curve is a widely used reference yield curve in the municipal marketplace.

PORTFOLIO ALLOCATION

During the 12-month reporting period, the fund's portfolio was allocated between stocks and tax-exempt municipal bonds according to various factors. The factors reflected the fund's primary investment objective of tax advantaged income 4,5 and its secondary objective of capital appreciation. The factors used were: 1) maintenance of at least 50% exposure to tax-exempt municipal bonds in order to comply with IRS rules governing the payment of tax-exempt dividends from the tax-exempt municipal portion of the portfolio; 2) the fund's ability to pay and maintain an attractive level of dividends; and 3) the expected relative total return of tax-exempt municipal bonds and stocks. The allocation of portfolio investments at the end of the reporting period on October 31, 2006 was 58.1% tax-exempt municipal bonds, 34.7% stocks and 7.2% municipal cash equivalents.

The fund's allocation had a material effect on performance because tax-exempt municipal bonds and stocks had divergent total returns. During the 12-month reporting period, the RU1000 posted a total return of 21.46%, while the LBMB posted a total return of 5.75% for the 12-month reporting period. Weighting these benchmarks (60% LBMB and 40% RU1000), the blended performance benchmark return was 12.03% for the reporting period. During the reporting period, the total return on the fund's Class A Shares outperformed the weighted benchmark. However, had the portfolio allocation averaged closer to 40% stocks and 60% municipal bonds, the performance of Class A Shares would have been higher given the stronger relative performance of equities versus tax-exempt municipal bonds and municipal cash equivalents. Thus, the allocation detracted from fund performance.

4 After-tax returns are calculated using a standard set of assumptions. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The state returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return After Taxes on Distribution and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA, 401(k) plan or variable annuities.

5 Fund income may be subject to state and local taxes. Although this fund pursues tax-advantaged income and seeks to invest primarily in securities whose interest is not subject to the federal alternative minimum tax, there are no assurances that it will achieve these goals.

Sector and Security Selection - Equity Stocks

The equity component of the portfolio surpassed returns of the RU1000 during the 12-month reporting period. During the reporting period, the fund's equity portfolio manager focused on realization of the fund's tax-advantaged income and total return objectives by purchasing and holding income producing equity securities with favorable valuation levels. Value strategies generally outperformed growth strategies during the reporting period which was a positive influence on portfolio performance. Strategies with smaller capitalizations outperformed larger capitalizations during the investment horizon which was a negative influence on the portfolio performance. Diversified, high yielding strategies tended to underperform the market during the reporting period which was also a negative influence on the portfolio's performance.

Overweights in the Telecommunication Services and Materials sectors enhanced the fund's performance during the reporting period. Detracting from performance were sector underweights in Consumer Discretionary and Industrials. Although sector allocations positively contributed to the fund's equity performance, stock selection was the dominant factor in the fund's equity outperformance. The fund had favorable stock selection in Energy, Consumer Discretionary, Financials and Materials sectors, while poor stock selection in Health Care hindered performance. During the reporting period, the five positions contributing most to performance were AT&T, Inc., Exxon Mobil Corp., Bank of America Corp., Morgan Stanley and McDonald's Corp. The five positions detracting most from performance were Vodafone Group PLC., Telstra Corp., Gannett Inc., Magyar Telekom and Maxim Integrated Products, Inc.

Security Selection - Tax-Exempt Municipal Bonds

The tax-exempt municipal bond component of the fund's portfolio posted favorable performance relative to the return of the LBMB during the 12-month reporting period. The fund's bond portfolio manager focused on realization of the fund's tax-advantaged income and total return objectives by: 1) purchasing intermediate to long-term, tax-exempt municipal bonds to capture the income advantages of such securities relative to tax-exempt municipal bonds with shorter maturities; 2) purchasing only tax-exempt municipal bonds whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals or corporations; 3) maintaining a significant allocation of the tax-exempt municipal bond portfolio in low investment-grade and noninvestment-grade bonds, 6 or equivalents, to provide incremental income return; and 4) adjusting portfolio duration, 7 or sensitivity to interest rates, and yield curve exposure in an effort to enhance bond portfolio total return as market interest rates fluctuate.

The fund's performance benefited from yield curve positioning and credit quality exposure. The fund's holdings of tax-exempt municipal bonds with maturities of 20 years or more--which represented over 50% of the fund's tax-exempt municipal bond holdings over the 12-month reporting period--added incremental return, as such long-term, tax-exempt municipal bonds outperformed the LBMB. Portfolio holdings of "BBB" and lower rated (or non-rated comparable quality) tax-exempt municipal bonds--which represented about 36% of the fund's tax-exempt municipal bond holdings over the period--also contributed to strong relative performance due to their income advantages and narrowing credit spreads. 8

6 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

7 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

8 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Duration - Tax-Exempt Municipal Bonds

Duration management is a component of the fund's investment strategy. As determined at the end of the 12-month reporting period, the duration of the fund's tax-exempt municipal bond portfolio averaged 7.0 years, which was longer than the duration of the LBMB. This longer duration, relative to the LBMB, reflected the fund's focus on intermediate and long-term securities given their yield advantages and the bond portfolio manager's expectation of falling market interest rates during the latter portion of the reporting period. Nevertheless, the fund's holdings have been dominated by securities with relatively high coupon interest rates as a defensive measure to dampen the duration resulting from the purchase of longer term securities. During the reporting period, this longer duration, relative to the LBMB, helped the performance of the tax-exempt municipal bonds in the portfolio outpace that of the LBMB.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class A Shares) (the "Fund") from September 26, 2003 (start of performance) to October 31, 2006, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000) 2 ..

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	6.09%
Start of Performance (9/26/2003)	8.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the RU1000 have been adjusted to reflect reinvestment of dividends on securities in the indexes. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance. The LBMB is a broad market performance benchmark for the tax-exempt bond market. As of October 2006, approximately 38,850 bonds were included in the index with a market value of $977 billion. To be included in this index, bonds must have a minimum credit rating of at least Baa3/BBB-, an outstanding par value of at least $7 million, be issued as part of a transaction of at least $75 million that took place after December 31, 1990 and have at least one year of remaining maturity. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. The RU1000 measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class B Shares) (the "Fund") from September 26, 2003 (start of performance) to October 31, 2006, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000) 2 ..

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	5.98%
Start of Performance (9/26/2003)	8.23%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the RU1000 have been adjusted to reflect reinvestment of dividends on securities in the indexes. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMB is a broad market performance benchmark for the tax-exempt bond market. As of October 2006, approximately 38,850 bonds were included in the index with a market value of $977 billion. To be included in this index, bonds must have a minimum credit rating of at least Baa3/BBB-, an outstanding par value of at least $7 million, be issued as part of a transaction of at least $75 million that took place after December 31, 1990 and have at least one year of remaining maturity. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. The RU1000 measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Muni and Stock Advantage Fund (Class C Shares) (the "Fund") from September 26, 2003 (start of performance) to October 31, 2006, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Russell 1000 Value Index (RU1000) 2 ..

Average Annual Total Returns [3] for the Period Ended 10/31/2006
1 Year	9.39%
Start of Performance (9/26/2003)	8.70%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and RU1000 have been adjusted to reflect reinvestment of dividends on securities in the indexes. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

2 The LBMB and RU1000 are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBMB is a broad market performance benchmark for the tax-exempt bond market. As of October 2006, approximately 38,850 bonds were included in the index with a market value of $977 billion. To be included in this index, bonds must have a minimum credit rating of at least Baa3/BBB-, an outstanding par value of at least $7 million, be issued as part of a transaction of at least $75 million that took place after December 31, 1990 and have at least one year of remaining maturity. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. The RU1000 measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At October 31, 2006, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed-Income Securities	58.0%
Equity Securities	34.6%
Cash Equivalents [2]	7.3%
Other Assets and Liabilities--Net [3]	0.1%
TOTAL	100.0%

At October 31, 2006, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	27.2%
Energy	16.6%
Utilities	8.8%
Consumer Staples	8.5%
Industrials	8.4%
Telecommunication Services	8.1%
Health Care	8.1%
Consumer Discretionary	7.3%
Materials	5.1%
Information Technology	1.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents includes any investments in tax-exempt variable rate instruments.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

At October 31, 2006, the Fund's sector composition 5 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Municipal Securities
Insured	35.3%
Hospital	13.5%
Senior Care	7.9%
IDB/PCR	6.0%
General Obligation--State	5.5%
Education	4.9%
Special Tax	4.4%
General Obligation--Local	4.4%
Prerefunded	3.5%
Bank Enhanced	3.0%
Transportation	2.4%
Electric & Gas	2.1%
Tobacco	1.9%
Water & Sewer	1.7%
Lease	1.3%
Public Power	1.2%
Other [6]	1.0%
TOTAL	100.0%

5 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

6 For purposes of this table, sector classifications which constitute less than 1.0% of the Fund's tax-exempt market value have been aggregated under the designation "Other."

Portfolio of Investments

October 31, 2006

Shares			Value
		COMMON STOCKS--34.6%
		Consumer Discretionary--2.5%
43,500		CBS Corp. - Class B	$1,258,890
37,200		Clear Channel Communications, Inc.	1,296,420
47,700		Dollar General Corp.	669,231
23,000		Family Dollar Stores, Inc.	677,350
30,000		Gap (The), Inc.	630,600
94,000		Jones Apparel Group, Inc.	3,139,600
29,100		Mattel, Inc.	658,533
135,500		McDonald's Corp.	5,680,160
22,000		Nike, Inc., Class B	2,021,360
29,300		Regal Entertainment Group	607,389
		TOTAL	16,639,533
		Consumer Staples--2.9%
56,900		Altria Group, Inc.	4,627,677
13,400		Anheuser-Busch Cos., Inc.	635,428
77,400		Coca-Cola Co.	3,616,128
9,700		Colgate-Palmolive Co.	620,509
36,900		Kimberly-Clark Corp.	2,454,588
18,700		Kraft Foods, Inc., Class A	643,280
21,100		Loews Corp. - Carolina Group	1,220,002
20,100		Procter & Gamble Co.	1,274,139
10,283		SUPERVALU, Inc.	343,452
159,260		Unilever PLC, ADR	3,866,833
		TOTAL	19,302,036
		Energy--5.8%
8,600		BP PLC, ADR	577,060
137,900		Chevron Corp.	9,266,880
42,700		ENI SpA, ADR	2,592,317
123,000		Enbridge Inc.	4,169,700
145,700		Exxon Mobil Corp.	10,405,894
12,000		GlobalSantaFe Corp.	622,800
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
14,600		Kinder Morgan, Inc.	$1,534,460
6,900		Marathon Oil Corp.	596,160
11,600		Occidental Petroleum Corp.	544,504
75,300		Royal Dutch Shell PLC	5,242,386
35,000		Total SA, ADR, Class B	2,384,900
		TOTAL	37,937,061
		Financials--9.4%
57,200		Ace, Ltd.	3,274,700
83,300		Allstate Corp.	5,111,288
163,581		Bank of America Corp.	8,812,108
114,800		Bank of New York Co., Inc.	3,945,676
171,300		Citigroup, Inc.	8,592,408
21,500		Federal Home Loan Mortgage Corp.	1,483,285
28,700		Federal National Mortgage Association	1,700,762
34,000		First Horizon National Corp.	1,336,880
27,000		Gallagher (Arthur J.) & Co.	751,950
20,000		MBIA, Inc.	1,240,400
23,300		Mellon Financial Corp.	904,040
71,100		Morgan Stanley	5,434,173
25,100		Nationwide Financial Services, Inc., Class A	1,278,092
37,600		North Fork Bancorp, Inc.	1,074,608
27,600		PartnerRe Ltd., ADR	1,929,792
10,500		RenaissanceRe Holdings Ltd., ADR	571,200
66,400		Sun Life Financial Services of Canada	2,792,120
55,300		U.S. Bancorp	1,871,352
30,000		UBS AG - U.S. issue	1,795,200
51,400		Wachovia Corp.	2,852,700
13,950		Washington Mutual, Inc.	590,085
102,200		Wells Fargo & Co.	3,708,838
12,400		XL Capital Ltd., Class A	874,820
		TOTAL	61,926,477
Shares			Value
		COMMON STOCKS--continued
		Health Care--2.8%
15,500		Abbott Laboratories	$736,405
20,900		AstraZeneca Group PLC, ADR	1,226,830
41,200	[1]	Biovail Corp.	637,364
58,600		GlaxoSmithKline PLC, ADR	3,120,450
35,600		Johnson & Johnson	2,399,440
192,800		Pfizer, Inc.	5,138,120
100,500		Wyeth	5,128,515
		TOTAL	18,387,124
		Industrials--2.9%
16,700		3M Co.	1,316,628
29,700		Avery Dennison Corp.	1,875,258
22,900		Chicago Bridge & Iron Co., N.V.	562,424
7,200		Deere & Co.	612,936
13,100		Dover Corp.	622,250
8,100		Eaton Corp.	586,683
105,300		General Electric Co.	3,697,083
13,500		Illinois Tool Works, Inc.	647,055
63,700		Ingersoll-Rand Co., Class A	2,338,427
10,300		Lockheed Martin Corp.	895,379
43,300		Northrop Grumman Corp.	2,874,687
7,500		Siemens AG, ADR	673,575
58,400		Tyco International Ltd.	1,718,712
22,000		Waste Management, Inc.	824,560
		TOTAL	19,245,657
		Information Technology--0.7%
42,200		Analog Devices, Inc.	1,342,804
14,100		Diebold, Inc.	615,888
38,600		Linear Technology Corp.	1,201,232
63,300		Nokia Oyj, ADR, Class A	1,258,404
		TOTAL	4,418,328
		Materials--1.8%
29,100		Ashland, Inc.	1,719,810
22,100		Imperial Chemical Industries PLC, ADR	689,078
Shares			Value
		COMMON STOCKS--continued
		Materials--continued
62,400		International Flavors & Fragrances, Inc.	$2,650,752
17,700		PPG Industries, Inc.	1,210,680
28,800		Packaging Corp. of America	661,536
8,100		Rio Tinto PLC, ADR	1,793,259
34,000		Rohm & Haas Co.	1,761,880
43,500		UPM - Kymmene OY, ADR	1,104,900
		TOTAL	11,591,895
		Telecommunication Services--2.8%
340,650		AT&T, Inc.	11,667,262
15,600		BellSouth Corp.	703,560
25,900		Embarq Corp.	1,252,265
39,100		NTT Docomo Inc. - Spon. ADR	594,320
38,300		Verizon Communications	1,417,100
208,458		Windstream Corp.	2,860,044
		TOTAL	18,494,551
		Utilities--3.0%
45,400		CenterPoint Energy, Inc.	702,792
13,300		DTE Energy Co.	604,219
37,600		Duke Energy Corp.	1,189,664
52,800		Edison International	2,346,432
52,000		Energy East Corp.	1,264,120
11,000		FirstEnergy Corp.	647,350
43,400		Northeast Utilities Co.	1,085,434
25,600		ONEOK, Inc.	1,065,728
22,600		PNM Resources, Inc.	636,416
52,100		Pepco Holdings, Inc.	1,324,382
13,700		Pinnacle West Capital Corp.	654,997
16,100		Progress Energy, Inc.	740,600
61,600		SCANA Corp.	2,461,536
57,800		Scottish & Southern Energy PLC, ADR	1,448,526
36,400		Southern Co.	1,324,960
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--continued
61,400		TransAlta Corp.	$1,298,610
20,200		United Utilities PLC, ADR	549,440
21,100		Vectren Corp.	613,166
		TOTAL	19,958,372
		TOTAL COMMON STOCKS (IDENTIFIED COST $193,710,210)	227,901,034
		MUNICIPAL BONDS--58.0%
		Alabama--1.3%
$1,000,000		Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series 2002A), 5.250%, (FGIC INS), 05/01/2023	1,079,830
2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist Health System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030	2,048,180
1,650,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	1,697,487
1,000,000		Mobile, AL Water & Sewer Commissioners Board, Water & Sewer Revenue Bonds (Series 2002), 5.250%, (FGIC INS), 01/01/2020	1,065,940
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,426,266
1,500,000		University of Alabama Board of Trustees, (University of Alabama at Birmingham), Hospital Revenue Bonds (Series-A), 5.000%, 09/01/2036	1,560,180
		TOTAL	8,877,883
		Alaska--0.3%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,086,040
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,086,040
		TOTAL	2,172,080
		Arizona--0.5%
2,000,000		Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A), 5.000%, (FSA INS), 07/01/2020	2,143,100
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	865,836
		TOTAL	3,008,936
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Arkansas--0.3%
$1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	$1,022,530
1,000,000		University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2026	1,056,670
		TOTAL	2,079,200
		California--5.5%
2,000,000		California Educational Facilities Authority, (California College of the Arts), Revenue Bonds (Series 2005), 5.000%, 06/01/2035	2,047,580
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	601,948
3,000,000		California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series 2005J: Corcoran Facility), 5.000%, 01/01/2021	3,216,270
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	339,617
1,335,000		California State, UT GO Bonds, 5.500%, 04/01/2030	1,471,370
1,500,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024	1,596,495
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	271,970
800,000		California State, Various Purpose UT GO Bonds, 5.500%, 11/01/2033	879,808
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	956,169
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	325,788
165,000		California State, Various Purpose UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	185,585
1,250,000	[2]	California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, 10/01/2031	1,267,462
695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (FGIC INS), 07/01/2023	772,416
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023	915,573
4,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045	4,649,805
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, (United States Treasury PRF 6/1/2010@100), 06/01/2028	1,061,660
495,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Revenue Bonds (Series 2005A), 5.000%, 06/01/2016	495,668
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$4,000,000		Murrieta Valley, CA United School District Public Financing Authority, Special Tax Revenue Bonds (2006 Series A), 4.750%, (Assured Guaranty Corp. INS), 09/01/2036	$4,110,560
3,665,000		Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A), 5.250%, (Radian Asset Assurance INS), 09/01/2037	3,922,466
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,060,030
4,000,000		University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS), 05/15/2023	4,260,720
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2023	1,670,454
		TOTAL	36,079,414
		Colorado--3.6%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 06/01/2024	1,347,062
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 08/15/2019	1,629,975
1,000,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Bonds (Series 2006A), 5.750%, 01/01/2037	1,039,720
4,250,000		Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds (Series 2005), 5.000%, 12/01/2035	4,330,920
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	794,960
215,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	229,676
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, 12/01/2034	1,345,362
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States Treasury PRF 12/1/2013@100), 12/01/2021	973,053
5,000,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.125%, (XL Capital Assurance Inc. INS), 12/01/2024	5,400,800
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, 12/01/2033	1,122,490
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2023	1,858,203
1,000,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.250%, 12/01/2035	1,067,730
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$1,000,000		Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.125%, 12/01/2035	$1,068,480
1,230,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.250%, 12/01/2035	1,306,937
		TOTAL	23,515,368
		Connecticut--0.1%
600,000		Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C), 5.125%, (Radian Asset Assurance INS), 07/01/2030	635,910
		Delaware--0.0%
200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 06/01/2024	214,580
		District Of Columbia--2.1%
3,230,000		District of Columbia, (Howard University), Refunding & Revenue Bonds (Series 2006A), 5.000%, (AMBAC INS), 10/01/2026	3,437,721
5,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.000%, (FGIC INS), 02/01/2031	5,284,050
1,000,000		District of Columbia, COPs, 5.000%, (FGIC INS), 01/01/2018	1,080,040
3,780,000		District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 06/01/2027	4,001,508
		TOTAL	13,803,319
		Florida--2.9%
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	952,848
100,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%, 05/01/2011	100,000
660,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	669,775
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COPs, 5.000%, 10/01/2020	2,431,816
3,000,000		Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance Corp. INS), 05/01/2027	3,193,680
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	525,560
1,145,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.000%, 11/01/2009	1,155,053
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	$832,020
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	522,960
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	628,356
500,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.000%, 05/01/2024	544,640
470,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	510,632
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 08/01/2024	1,234,932
1,760,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,787,562
750,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.250%, 05/01/2016	772,965
2,500,000		Village Center Community Development District, FL, Recreational Revenue Bonds (Series 2003A), 5.000%, (MBIA Insurance Corp. INS), 11/01/2032	2,629,850
500,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	516,700
		TOTAL	19,009,349
		Georgia--0.3%
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	636,802
300,000		Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds, 5.700%, 12/01/2015	315,597
750,000		Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 02/15/2026	790,200
		TOTAL	1,742,599
		Illinois--3.4%
625,000		Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 0% Step Coupon 5.90% @ 09/01/2007, 03/01/2027	633,100
2,615,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,840,282
5,000,000		Chicago, IL Metropolitan Water Reclamation District, Refunding UT GO Bonds, 5.000%, 12/01/2028	5,329,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$3,000,000		Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 01/01/2026	$3,166,440
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026	1,282,754
1,500,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2025	1,583,925
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,054,600
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	433,812
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	1,021,480
3,250,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2031	3,373,500
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	925,750
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	655,838
		TOTAL	22,300,481
		Indiana--1.3%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,622,975
2,600,000		Indiana Health Facility Financing Authority, (Clarian Health Partners, Inc.), Hospital Revenue Refunding Bonds (Series 2006B), 5.000%, 02/15/2026	2,715,908
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 03/01/2025	765,646
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	2,576,300
		TOTAL	8,680,829
		Iowa--0.1%
375,000		Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027	380,891
500,000		Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018	521,845
		TOTAL	902,736
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Kansas--0.3%
$2,000,000		Lawrence, KS, (Lawrence Memorial Hospital), Hospital Revenue Bonds (Series 2006), 5.125%, 07/01/2036	$2,101,800
		Kentucky--0.1%
390,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, (United States Treasury PRF 10/1/2010@101), 10/01/2028	435,205
110,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/01/2028	122,240
		TOTAL	557,445
		Louisiana--0.8%
3,000,000		Louisiana State, (Louisiana State Gas & Fuels), Gasoline & Fuels Tax Revenue Bonds (Series 2006A), 4.750%, (FSA INS), 05/01/2039	3,085,500
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/01/2018	1,030,380
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	1,035,190
		TOTAL	5,151,070
		Maine--0.6%
3,645,000		Maine Health & Higher Educational Facilities Authority, (Central Maine Medical Center), Revenue Bonds (Series 2005B), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	3,860,237
		Maryland--0.8%
4,000,000		Maryland State Health & Higher Educational Facilities Authority, (Civista Medical Center), Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 07/01/2037	4,157,160
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 08/15/2016	394,646
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	537,145
		TOTAL	5,088,951
		Massachusetts--1.8%
1,750,000		Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured Guaranty Corp. INS), 10/01/2019	1,876,315
235,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	243,194
2,000,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 2002D), 6.350%, 07/15/2032	2,151,420
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$1,000,000		Massachusetts HEFA, (Northern Berkshire Health System), Revenue Bonds (Series 2004A), 6.375%, 07/01/2034	$1,059,300
4,000,000		Massachusetts School Building Authority, Sales Tax Revenue Bonds (Series 2005A), 5.000%, (FSA INS), 08/15/2030	4,248,000
2,200,000		Massachusetts State Development Finance Agency, (Western New England College), Revenue Bonds (Series 2005A), 5.000%, (Assured Guaranty Corp. INS), 09/01/2033	2,315,368
		TOTAL	11,893,597
		Michigan--1.3%
1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018	1,223,981
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100), 04/15/2027	2,152,802
1,120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.750%, 06/01/2016	1,201,525
300,000		Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital Revenue Refunding Bonds (Series 2004), 6.500%, 01/01/2037	312,249
1,000,000		Kent Hospital Finance Authority, MI, (Metropolitan Hospital), Revenue Bonds (Series 2005A), 6.250%, 07/01/2040	1,119,800
500,000		Michigan State Hospital Finance Authority, (Chelsea Community Hospital), Hospital Revenue Bonds (Series 2005), 5.000%, 05/15/2037	511,110
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,096,740
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (Q-SBLF GTD), 05/01/2021	1,065,580
		TOTAL	8,683,787
		Minnesota--0.7%
550,000		Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series 2005), 5.000%, 04/01/2031	565,576
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019	550,160
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--continued
$2,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2030	$2,230,180
1,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2035	1,109,740
		TOTAL	4,455,656
		Mississippi--1.4%
2,060,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 04/01/2022	2,492,991
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCRBs, 5.875%, 04/01/2022	752,318
5,000,000		Mississippi Development Bank, (Municipal Energy Agency of Mississippi), Special Obligation Bonds (Series 2006A), 5.000%, (XL Capital Assurance Inc. INS), 03/01/2041	5,235,100
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	950,490
		TOTAL	9,430,899
		Missouri--0.9%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,574,490
2,165,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2005A), 5.000%, 06/01/2035	2,219,580
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,144,460
		TOTAL	5,938,530
		Nevada--1.3%
3,500,000		Clark County, NV Bond Bank, LT GO Bonds, 5.000%, (MBIA Insurance Corp. INS), 06/01/2032	3,648,820
250,000		Clark County, NV, (Mountains Edge SID No. 142), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 08/01/2015	258,290
500,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	505,350
1,300,000	[2]	Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	1,323,569
250,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	251,408
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$600,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	$602,508
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 06/01/2027	684,999
1,200,000		Las Vegas, NV, (Providence SID No. 607), Local Improvement Special Assessment Bonds (Series 2004), 6.250%, 06/01/2024	1,237,284
		TOTAL	8,512,228
		New Hampshire--0.1%
690,000		New Hampshire Health and Education Facilities Authority, (Havenwood-Heritage Heights), Revenue Bonds (Series 2006A), 5.350%, 01/01/2026	692,622
		New Jersey--2.9%
1,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, (Series 2004), 5.750%, 06/15/2029	1,087,980
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, (United States Treasury PRF 9/1/2014@100), 09/01/2028	1,107,170
5,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2005O), 5.125%, 03/01/2030	5,322,100
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	1,033,180
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/01/2024	325,800
900,000		New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital), Revenue Bonds, (Series 2005A), 5.500%, 07/01/2030	956,637
4,700,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.500%, 12/15/2022	5,464,361
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, 06/01/2041	3,529,003
		TOTAL	18,826,231
		New Mexico--0.1%
500,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	541,690
		New York--3.4%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	550,995
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	210,136
4,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2006A), 5.000%, 11/15/2031	4,239,680
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$2,500,000	[2]	New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	$2,674,100
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), 4.639%, (FGIC INS), 03/01/2021	4,044,480
1,050,000		New York City, NY IDA, (Yankee Stadium LLC), PILOT Revenue Bonds (Series 2006), 4.750%, (MBIA Insurance Corp. INS), 03/01/2046	1,079,442
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,076,880
320,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF 6/1/2013@100), 06/01/2023	355,603
55,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	59,765
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	376,989
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	850,616
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,612,890
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	1,052,490
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,348,498
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	542,385
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	976,293
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	545,735
		TOTAL	22,596,977
		North Carolina--0.5%
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	1,085,110
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	2,028,140
		TOTAL	3,113,250
		Ohio--2.5%
1,230,000		Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024	1,290,663
250,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	255,712
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.250%, (FSA INS), 12/01/2022	$1,108,370
1,800,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2005A), 5.125%, 07/01/2035	1,862,640
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 07/01/2021	512,310
2,000,000		Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.000%, (FSA INS), 12/01/2034	2,132,040
3,525,000		Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.250%, (FSA INS), 12/01/2028	3,875,279
1,000,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,053,280
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2021	534,120
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2022	1,078,256
1,000,000		Ohio State Higher Educational Facilities Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,074,330
540,000		Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding Revenue Bonds, 5.375%, (United States Treasury PRF 11/1/2008@101), 11/01/2029	563,366
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	486,852
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	394,339
		TOTAL	16,221,557
		Oklahoma--0.4%
2,000,000		Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2038	2,018,960
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC INS), 02/01/2021	541,955
		TOTAL	2,560,915
		Pennsylvania--3.4%
500,000		Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022	528,720
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, 11/15/2030	596,390
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	$302,964
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/01/2029	517,200
600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 09/01/2030	621,936
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,369,914
500,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2022	529,170
850,000		Bucks County, PA IDA, (Ann's Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A), 6.250%, 01/01/2035	898,594
275,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	275,305
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/01/2018	254,607
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, 03/15/2026	1,072,040
4,000,000		Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds, 5.000%, 04/15/2021	4,279,760
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, 08/15/2033	1,053,620
1,000,000		Montgomery County, PA IDA, (Adult Communities Total Services, Inc.), Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875%, 11/15/2022	1,021,170
500,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	528,965
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/01/2026	259,718
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 05/01/2023	1,036,160
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance INS), 11/01/2022	543,490
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	553,280
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	$1,094,460
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	546,005
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 01/01/2027	264,070
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	509,555
1,265,000		Southcentral PA, General Authority, (Hanover Hospital, Inc.), Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2020	1,339,749
1,500,000		St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series 2004B), 5.375%, 11/15/2034	1,595,280
500,000		Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement Community Revenue Bonds (Series 2005A), 5.750%, 01/01/2026	525,390
		TOTAL	22,117,512
		Rhode Island--0.5%
1,265,000		Rhode Island State Health and Educational Building Corp., (Landmark Medical Center), Hospital Financing Refunding Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 10/01/2017	1,352,690
2,000,000		Rhode Island State Health and Educational Building Corp., (Roger Williams University), Higher Education Facility Revenue Bonds (Series 2006B), 5.000%, (Radian Asset Assurance INS), 11/15/2036	2,094,840
		TOTAL	3,447,530
		South Carolina--3.1%
3,000,000		Kershaw County, SC Public Schools Foundation, (Kershaw County, SC School District), Installment Purchase Revenue Bonds (Series 2006), 5.000%, (CDC IXIS Financial Guaranty N.A. INS), 12/01/2028	3,172,770
825,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	832,607
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, 11/01/2028	1,566,871
6,500,000		Medical University of South Carolina Hospital Authority, (Medical University of South Carolina), FHA Insured Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 08/15/2031	6,828,770
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--continued
$1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 06/01/2020	$1,917,319
1,000,000		Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2029	1,073,110
2,015,000		South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, 5.625%, (Radian Asset Assurance INS), 07/01/2031	2,195,524
275,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, 11/15/2023	293,436
1,555,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	1,663,523
1,200,000		South Carolina Jobs-EDA, (Wesley Commons), First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006), 5.300%, 10/01/2036	1,206,384
		TOTAL	20,750,314
		Tennessee--0.5%
2,000,000		Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance), Hospital First Mortgage Revenue Bonds (Series 2006A), 5.500%, 07/01/2031	2,148,760
1,000,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031	1,107,200
		TOTAL	3,255,960
		Texas--4.6%
1,000,000		Canyon, TX ISD, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (PSFG GTD), 02/15/2024	1,082,080
2,655,000		Dallas, TX ISD, Refunding Building UT GO Bonds (Series 2004A), 5.000%, (PSFG GTD), 08/15/2029	2,801,928
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,095,860
1,835,000		Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%, (AMBAC INS), 02/01/2021	1,967,964
1,000,000		HFDC of Central Texas, Inc., (Legacy at Willow Bend), Retirement Facility Revenue Bonds (Series 2006A), 5.750%, 11/01/2036	1,022,890
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027	1,056,020
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,079,640
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$200,000		Matagorda County, TX Navigation District No. 1, (Centerpoint Energy Houston Electric), Collateralized Refunding Revenue Bonds, 5.600%, 03/01/2027	$211,460
1,125,000		Mesquite, TX Health Facilities Development Corp., (Christian Care Centers, Inc.), Retirement Facility Revenue Bonds (Series 2005), 5.625%, 02/15/2035	1,186,301
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	532,485
1,250,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, (United States Treasury PRF 11/15/2009@102), 11/15/2029	1,405,363
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	775,620
2,000,000		Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2001C), 5.200%, 05/01/2028	2,070,480
250,000		Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	271,418
500,000		Sabine River Authority, TX, (TXU Energy Co. LLC), Refunding PCR Bonds (Series 2003A), 5.800%, 07/01/2022	537,920
1,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp. Edgemere Project), Revenue Bonds, (Series 2006A), 6.000%, 11/15/2036	1,159,147
3,400,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	3,600,940
715,000		Travis County, TX Health Facilities Development Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds, 5.650%, 11/15/2035	724,624
4,190,000		University of Texas, Financing System Revenue Bonds (Series 2006B), 5.000%, 08/15/2031	4,456,526
2,970,000		Wharton, TX ISD, School Building UT GO Bonds, 5.000%, (PSFG GTD), 02/15/2032	3,124,054
		TOTAL	30,162,720
		Utah--1.0%
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds (Series 2004), 5.250%, (MBIA Insurance Corp. INS), 04/01/2020	1,605,095
5,000,000		Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.000%, (United States Treasury PRF 12/15/2012@100), 06/15/2032	5,384,200
		TOTAL	6,989,295
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--0.9%
$4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, 06/01/2037	$4,784,867
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,272,211
		TOTAL	6,057,078
		Washington--1.5%
4,455,000		Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 07/01/2024	4,757,450
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,214,044
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	543,175
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/01/2030	1,053,260
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley Hospital), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023	1,110,720
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	867,995
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	529,265
		TOTAL	10,075,909
		West Virginia--0.3%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,056,050
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019	1,082,170
		TOTAL	2,138,220
		Wisconsin--0.6%
160,000		Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%, 08/15/2034	174,003
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	174,590
1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034	1,115,640
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$750,000		Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds, (Series 2006A), 5.375%, 02/15/2034	$796,275
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	257,038
1,400,000		Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%, 03/01/2035	1,439,172
		TOTAL	3,956,718
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $367,321,623)	382,201,382
		SHORT-TERM MUNICIPALS--7.3% [4]
		Alabama--0.6%
4,200,000		Columbia, AL IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.), 3.640%, 11/1/2006	4,200,000
		Alaska--2.0%
2,000,000		Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (BP Pipelines (Alaska) Inc.), (BP PLC GTD), 3.640%, 11/1/2006	2,000,000
6,510,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.), (BP PLC GTD), 3.640%, 11/1/2006	6,510,000
4,700,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.), (BP PLC GTD), 3.640%, 11/1/2006	4,700,000
		TOTAL	13,210,000
		Arizona--0.6%
4,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.), (Bank of New York LOC), 3.630%, 11/1/2006	4,000,000
		District of Columbia--0.5%
3,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.), (SunTrust Bank LOC), 3.570%, 11/1/2006	3,000,000
		Georgia--0.4%
2,400,000		Monroe County, GA Development Authority, (Series 1999B) Daily VRDNs (Oglethorpe Power Corp. Scherer Project), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.640%, 11/1/2006	2,400,000
		Massachusetts--0.2%
1,600,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs, (Landesbank Baden-Wuerttemberg (Guaranteed) LIQ), 3.630%, 11/1/2006	1,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Michigan--0.5%
$3,000,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.), (LaSalle Bank, N.A. LOC), 3.570%, 11/2/2006	$3,000,000
		New York--0.3%
2,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-1) Daily VRDNs, 3.600%, 11/1/2006	2,000,000
		North Carolina--0.1%
800,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.540%, 11/2/2006	800,000
		Pennsylvania--0.5%
3,200,000		Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Corp.), (Barclays Bank PLC LOC), 3.640%, 11/1/2006	3,200,000
		Tennessee--1.2%
2,335,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN), (JPMorgan Chase Bank, N.A. LIQ, FSA INS), 3.650%, 11/1/2006	2,335,000
525,000		Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.650%, 11/1/2006	525,000
1,285,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.650%, 11/1/2006	1,285,000
3,380,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.650%, 11/1/2006	3,380,000
300,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 3.650%, 11/1/2006	300,000
		TOTAL	7,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Utah--0.4%
$2,300,000		Weber County, UT, (Series 2000C) Daily VRDNs (IHC Health Services, Inc.), 3.650%, 11/1/2006	$2,300,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	47,535,000
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $608,566,833) [5]	657,637,416
		OTHER ASSETS AND LIABILITIES - NET--0.1%	778,142
		TOTAL NET ASSETS--100%	$658,415,558

At October 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1 Non-Income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2006, these restricted securities amounted to $5,806,821 which represented 0.9% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At October 31, 2006, these liquid restricted securities amounted to $541,690 which represented 0.1% of total net assets.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $608,728,195.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2006

Assets:
Total investments in securities, at value (identified cost $608,566,833)		$657,637,416
Cash		71,276
Income receivable		6,553,196
Receivable for investments sold		50,000
Receivable for shares sold		4,059,281
TOTAL ASSETS		668,371,169
Liabilities:
Payable for investments purchased	$8,903,262
Payable for shares redeemed	587,177
Payable for distribution services fee (Note 5)	120,147
Payable for shareholder services fee (Note 5)	243,424
Accrued expenses	101,601
TOTAL LIABILITIES		9,955,611
Net assets for 54,459,769 shares outstanding		$658,415,558
Net Assets Consist of:
Paid-in capital		$596,639,689
Net unrealized appreciation of investments		49,070,583
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		11,289,066
Undistributed net investment income		1,416,220
TOTAL NET ASSETS		$658,415,558
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($465,672,832 ÷ 38,512,370 shares outstanding), no par value, unlimited shares authorized		$12.09
Offering price per share (100/94.50 of $12.09) [1]		$12.79
Redemption proceeds per share		$12.09
Class B Shares:
Net asset value per share ($70,323,431 ÷ 5,818,699 shares outstanding), no par value, unlimited shares authorized		$12.09
Offering price per share		$12.09
Redemption proceeds per share (94.50/100 of $12.09) [1]		$11.43
Class C Shares:
Net asset value per share ($122,419,295 ÷ 10,128,700 shares outstanding), no par value, unlimited shares authorized		$12.09
Offering price per share (100/99.00 of $12.09) [1]		$12.21
Redemption proceeds per share (99.00/100 of $12.09) [1]		$11.97

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2006

Investment Income:
Interest			$16,952,940
Dividends (net of foreign taxes withheld of $84,417)			7,185,505
TOTAL INCOME			24,138,445
Expenses:
Investment adviser fee (Note 5)		$5,583,406
Administrative personnel and services fee (Note 5)		444,381
Custodian fees		24,731
Transfer and dividend disbursing agent fees and expenses		330,683
Directors'/Trustees' fees		5,434
Auditing fees		20,942
Legal fees		8,493
Portfolio accounting fees		160,668
Distribution services fee--Class B Shares (Note 5)		478,874
Distribution services fee--Class C Shares (Note 5)		762,779
Shareholder services fee--Class A Shares (Note 5)		981,490
Shareholder services fee--Class B Shares (Note 5)		159,625
Shareholder services fee--Class C Shares (Note 5)		254,177
Share registration costs		80,864
Printing and postage		49,435
Insurance premiums		9,513
Taxes		2,514
Miscellaneous		2,364
TOTAL EXPENSES		9,360,373
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(2,489,636)
Waiver of administrative personnel and services fee	(18,926)
Fees paid indirectly from directed brokerage arrangements	(22,710)
TOTAL WAIVERS AND EXPENSE REDUCTION		(2,531,272)
Net expenses			6,829,101
Net investment income			17,309,344
Realized and Unrealized Gain on Investments, Foreign Currency Transactions, and Futures Contracts:
Net realized gain on investments and foreign currency transactions			11,931,936
Net realized gain on futures contracts			364,008
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			34,879,769
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			47,175,713
Change in net assets resulting from operations			$64,485,057

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,309,344	$9,951,452
Net realized gain (loss) on investments, foreign currency transactions, and futures contracts	12,295,944	(533,754)
Net change in unrealized appreciation/depreciation of investments, foreign currency transactions and futures contracts	34,879,769	8,345,486
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,485,057	17,763,184
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,150,160)	(7,453,536)
Class B Shares	(1,490,246)	(1,186,908)
Class C Shares	(2,384,181)	(1,555,506)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,024,587)	(10,195,950)
Share Transactions:
Proceeds from sale of shares	229,043,100	260,941,795
Net asset value of shares issued to shareholders in payment of distributions declared	13,339,853	8,148,592
Cost of shares redeemed	(83,715,803)	(43,189,769)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	158,667,150	225,900,618
Change in net assets	207,127,620	233,467,852
Net Assets:
Beginning of period	451,287,938	217,820,086
End of period (including undistributed net investment income of $1,416,220 and $129,949, respectively)	$658,415,558	$451,287,938

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2006

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide tax-advantaged income, with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, valued at net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended October 31, 2006, the Fund had realized gains on future contracts of $364,008.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at October 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, 10/01/2031	8/26/2005	$1,245,400
Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	12/23/2004	$1,279,850
New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	3/15/2005	$2,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	14,533,890	$167,253,455	17,288,237	$192,552,538
Shares issued to shareholders in payment of distributions declared	922,524	10,660,714	573,571	6,366,233
Shares redeemed	(5,255,293)	(60,577,554)	(2,664,767)	(29,557,198)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	10,201,121	$117,336,615	15,197,041	$169,361,573

Year Ended October 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,399,950	$16,109,981	2,325,238	$25,838,701
Shares issued to shareholders in payment of distributions declared	102,425	1,182,527	77,388	858,846
Shares redeemed	(836,925)	(9,639,527)	(509,181)	(5,649,402)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	665,450	$7,652,981	1,893,445	$21,048,145

Year Ended October 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,969,911	$45,679,664	3,827,716	$42,550,556
Shares issued to shareholders in payment of distributions declared	129,513	1,496,612	83,204	923,513
Shares redeemed	(1,170,377)	(13,498,722)	(718,701)	(7,983,169)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,929,047	$33,677,554	3,192,219	$35,490,900
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	13,795,618	$158,667,150	20,282,705	$225,900,618

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, excise tax and discount accretion/ premium amortization on debt securities.

For the year ended October 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains
$(2,514)	$1,514	$1,000

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2006, and 2005, was as follows:

	2006	2005
Tax-exempt income	$11,213,634	$7,034,095
Ordinary income [1]	$4,810,953	$3,161,855

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$426,642
Undistributed tax-exempt income	$991,173
Net unrealized appreciation	$48,909,221
Undistributed long-term capital gains	$11,448,833

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At October 31, 2006, the cost of investments for federal tax purposes was $608,728,195. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $48,909,221. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,366,568 and net unrealized depreciation from investments for those securities having an excess of cost over value of $457,347.

The Fund used capital loss carryforwards of $905,351 to offset taxable capital gains realized during the year ended October 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2006, the Adviser voluntarily waived $2,489,636 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2006, the Sub-Adviser earned a sub-adviser fee of $897,080.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2006, FSC retained $363,973 of fees paid by the Fund. For the year ended October 31, 2006, Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended October 31, 2006, FSC retained $252,438 in sales charges from the sale of Class A Shares. FSC also retained $5,089 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended October 31, 2006, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2006, the Fund's expenses were reduced by $22,710 under these arrangements.

Interfund Transactions

During the year ended October 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $340,744,927 and $284,227,868, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended October 31, 2006, were as follows:

Purchases	$369,139,950
Sales	$220,988,286

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At October 31, 2006, 70.0% of the distributions from net investment income is exempt from federal income tax.

For the fiscal year ended October 31, 2006, 100.0% of total ordinary income (including short-term capital gain) distributions made by the Fund and derived from its equity securities portfolio are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2006, 100.0% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED MUNI AND STOCK ADVANTAGE FUND:

We have audited the accompanying statement of assets and liabilities of Federated Muni and Stock Advantage Fund (the "Fund") (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Muni and Stock Advantage Fund, a portfolio of Federated Income Securities Trust, at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John B. Fisher Birth Date: May 16, 1956 VICE PRESIDENT Began serving: January 1986	Principal Occupations : President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.

Previous Positions : President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Sub-Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Sub-Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol is a Portfolio Manager of the Fund and is responsible for managing the Fund's equity portfolio. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Sub-Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory Contract

FEDERATED MUNI AND STOCK ADVANTAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the one-year period ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board discussed the fee structure of the Fund and reviewed the fees and other expenses of the Fund with the Adviser and concluded that, for 2005, the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811

31285 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:

                Fiscal year ended 2006 - $121,736
                Fiscal year ended 2005 - $96,589

(b)  Audit-Related  Fees billed to the registrant for the two most recent fiscal years:

                Fiscal year ended 2006 - $0
                Fiscal year ended 2005 - $242

Transfer agent testing.

Amount  requiring  approval  of the  registrant's  audit  committee  pursuant to paragraph  (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X,  $33,013  and  $136,601
respectively.  Fiscal year ended 2006- Fees for review of N-14 merger documents, fees for  additional  audit  work  performed  in  fiscal  year  2006 and fee for issuance of consent from prior auditor.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures and Transfer Agent Service Auditors report.

(c)      Tax Fees billed to the registrant for the two most recent fiscal years:
                Fiscal year ended 2006 - $0
                Fiscal year ended 2005 - $0

Amount  requiring  approval  of the  registrant's  audit  committee  pursuant to
paragraph   (c)(7)(ii)  of  Rule  2-01  of   Regulation   S-X,  $0  and  $16,089
respectively.

Analysis regarding the realignment of advisory companies.

(d)  All Other Fees  billed to the  registrant  for the two most  recent  fiscal years:

                Fiscal year ended 2006 - $0
                Fiscal year ended 2005 - $0

Amount  requiring  approval  of the  registrant's  audit  committee  pursuant to paragraph  (c)(7)(ii)  of Rule  2-01 of  Regulation  S-X,  $33,580  and  $32,330
respectively.  Fiscal year ended 2006- Executive compensation  analysis.  Fiscal year ended  2005-Discussions  with  auditors  related to market  timing and late trading activities and executive compensation analysis.

(e)(1)  Audit Committee Policies regarding Pre-approval of Services.

The Audit  Committee is required to  pre-approve  audit and  non-audit  services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval is 12 months from the date of pre-approval,  unless the Audit  Committee  specifically  provides for a different  period.  The Audit
Committee  will  annually  review  the  services  that  may be  provided  by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

The Audit Committee has delegated  pre-approval  authority to its Chairman.  The
Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The  annual  Audit  services  engagement  terms and fees will be  subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the
Audit  Committee,  the Audit Committee may grant general  pre-approval for other
Audit  Services,  which are those  services  that only the  independent  auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

Audit-related  services are assurance and related  services that are  reasonably related to the  performance  of the audit or review of the  Company's  financial statements or that are traditionally  performed by the independent  auditor. The
Audit Committee  believes that the provision of Audit-related  services does not
impair  the  independence  of  the  auditor,   and  has   pre-approved   certain
Audit-related  services,  all other Audit-related  services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit  Committee  believes  that the  independent  auditor  can  provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With  respect to the  provision of services  other than audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The  Audit  Committee  may  grant  general  pre-approval  to  those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC's rules and relevant  guidance  should be  consulted  to  determine  the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS
Pre-approval  fee levels for all  services  to be  provided  by the  independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES
Requests or applications to provide services that require  specific  approval by the  Audit  Committee  will be  submitted  to the  Audit  Committee  by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

4(b)
Fiscal year ended 2006 - 0%
Fiscal year ended 2005 - 0%

Percentage of services  provided to the registrants  investment  adviser and any entity  controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the registrant that were approved by the registrants audit committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)
Fiscal year ended 2006 - 0%

Fiscal year ended 2005 - 0%

Percentage of services  provided to the registrants  investment  adviser and any entity  controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the registrant that were approved by the registrants audit committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)
Fiscal year ended 2006 - 0%

Fiscal year ended 2005 - 0%

Percentage of services  provided to the registrants  investment  adviser and any entity  controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the registrant that were approved by the registrants audit committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)  NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

Fiscal year ended 2006 - $319,630

                Fiscal year ended 2005 - $280,964

(h) The  registrant's  Audit  Committee  has  considered  that the  provision of non-audit services that were rendered to the registrant's adviser (not including
any   sub-adviser   whose  role  is  primarily   portfolio   management  and  is
subcontracted  with or overseen by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment adviser that provides  ongoing  services to the  registrant  that were not  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 15, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 15, 2006